Short-term Investments - Schedule of Short Term Investments (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Short Term Investments [Abstract]
Investment in marketable securities in Zhengbang	[1]	¥ 1,247	$ 174	¥ 1,334
Derivate assets	[2]	774	108	99
Short term investments		¥ 2,021	$ 282	¥ 1,433

[1]	For the six months ended June 30, 2024 and 2025, Jilin Zhengye did not sell its investment in marketable securities of Zhengbang and recorded net unrealized gain of RMB100 and loss of RMB87 (US$12), respectively, in the unaudited condensed consolidated statements of operations and comprehensive income (loss).
[2]

Jilin Zhengye entered into foreign currency swap contracts and cross currency interest rate swap contracts on November 28, 2024 with a commercial bank (see Note 2 and Note 6). Jilin Zhengye determined the foreign currency forward contracts and cross currency interest rate swap contracts as non-designated derivative instruments, which are initially recorded at fair value as either assets or liabilities in the accompanying balance sheet and subsequently remeasured to fair value at each reporting date.

For the six months ended June 30, 2025, Jilin Zhengye recorded loss on fair value changes of RMB163 (US$23) from cross currency interest rate swap derivative instrument and recorded gain on fair value changes of RMB838 (US$117) from foreign currency swap derivative instrument.